Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 15 Earnings Per Share

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2016	2015	2014
Net income attributable to U.S. Bancorp	$5,888	$5,879	$5,851
Preferred dividends	(281)	(247)	(243)
Impact of the purchase of noncontrolling interests(a)	9	–	–
Earnings allocated to participating stock awards	(27)	(24)	(25)

Net income applicable to U.S. Bancorp common shareholders	$5,589	$5,608	$5,583

Average common shares outstanding	1,718	1,764	1,803
Net effect of the exercise and assumed purchase of stock awards	6	8	10

Average diluted common shares outstanding	1,724	1,772	1,813

Earnings per common share	$3.25	$3.18	$3.10
Diluted earnings per common share	$3.24	$3.16	$3.08
(a)	Represents the difference between the carrying amount and amount paid by the Company to purchase third party investor holdings of the preferred stock of USB Realty Corp, a consolidated subsidiary of the Company.

Options outstanding at December 31, 2016 and 2015 to purchase 1 million common shares, respectively, were not included in the computation of diluted earnings per share for the years ended December 31, 2016 and 2015, respectively, because they were antidilutive.